Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	mpf3_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated February 27, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Small/Mid Cap Opportunities Fund (the "Fund") to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about April 29, 2013, the name of the Fund will be changed to the MassMutual Premier Small Cap Opportunities Fund.

On or about April 29, 2013, the following information will replace the information found under Principal Investment Strategies on pages 74-75 for the Fund:

The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund's subadviser, OFI Institutional Asset Management, Inc. ("OFI Institutional"), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies. The subadviser currently considers "small-cap" companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of December 31, 2012, between $28 million and $4.67 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically uses fundamental research to select securities for the Fund's portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

•	a fundamental approach in analyzing issuers based on factors such as a company's financial performance, competitive strength, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry's outlook, market trends and general economic conditions.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI Institutional may consider selling a security if, for example, in its judgment, a stock's price is approaching its target, a company's competitive position deteriorates, a company's management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

On or about April 29, 2013, the following information will supplement the information for the Fund in the section titled Performance Information found on page 76:

Going forward, the Fund's performance benchmark index will be the Russell 2000® Index rather than the Russell 2500™ Index because the Russell 2000® Index more closely represents the Fund's new investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Small Mid Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf3_SupplementTextBlock

MASSMUTUAL PREMIER FUNDS

Supplement dated February 27, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Small/Mid Cap Opportunities Fund (the "Fund") to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been modified as described below. The change will take effect no earlier than 60 days from the date of this supplement as described below.

On or about April 29, 2013, the name of the Fund will be changed to the MassMutual Premier Small Cap Opportunities Fund.

On or about April 29, 2013, the following information will replace the information found under Principal Investment Strategies on pages 74-75 for the Fund:

The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund's subadviser, OFI Institutional Asset Management, Inc. ("OFI Institutional"), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies. The subadviser currently considers "small-cap" companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of December 31, 2012, between $28 million and $4.67 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically uses fundamental research to select securities for the Fund's portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

•	a fundamental approach in analyzing issuers based on factors such as a company's financial performance, competitive strength, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry's outlook, market trends and general economic conditions.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI Institutional may consider selling a security if, for example, in its judgment, a stock's price is approaching its target, a company's competitive position deteriorates, a company's management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

On or about April 29, 2013, the following information will supplement the information for the Fund in the section titled Performance Information found on page 76:

Going forward, the Fund's performance benchmark index will be the Russell 2000® Index rather than the Russell 2500™ Index because the Russell 2000® Index more closely represents the Fund's new investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE